SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule Of Deferred Income
Deferred income from customers		$ 12,112
Deferred income from government	83,100	95,562
Deferred income gross	83,100	107,674
Current portion	14,428	12,112
Long-term portion	68,672	95,562
Deferred income net	$ 83,100	$ 107,674